Filed Pursuant to Rule 497(e)
1933 Act File No. 333-215588
1940 Act File No. 811-23226
Supplement dated June 16, 2022
to the

TrueShares Structured Outcome (January) ETF
TrueShares Structured Outcome (February) ETF
TrueShares Structured Outcome (March) ETF
TrueShares Structured Outcome (April) ETF
TrueShares Structured Outcome (May) ETF
TrueShares Structured Outcome (June) ETF
TrueShares Structured Outcome (July) ETF
TrueShares Structured Outcome (August) ETF
TrueShares Structured Outcome (September) ETF
TrueShares Structured Outcome (October) ETF
TrueShares Structured Outcome (November) ETF
TrueShares Structured Outcome (December) ETF

Prospectus and Statement of Additional Information dated April 30, 2022

(each, a “Fund”)

Effective June 16, 2022, the following replaces the second paragraph under “Sub-Adviser” in the section entitled “Management” on page 91 of the Prospectus.
The Sub-Adviser is responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. For its services, the Sub-Adviser is entitled to a fee by the Adviser, which fee is calculated daily and paid monthly, based on average daily net assets of each Fund at the following rates:

Fund Assets Under Management	Sub-Advisory Fee Rate
< $200,000,000	the lesser of 0.34% annually or $32,500 per month
$200,000,001 - $350,000,000	0.285%
> $350,000,000	0.375%
Effective June 16, 2022, the following is inserted as the second paragraph under “Sub-Adviser” in the section entitled “Investment Adviser and Sub-Adviser” on page 18 of the Statement of Additional Information (“SAI”).
For its services, the Sub-Adviser is entitled to a fee by the Adviser, which fee is calculated daily and paid monthly, based on average daily net assets of each Fund at the following rates:

Fund Assets Under Management	Sub-Advisory Fee Rate
< $200,000,000	the lesser of 0.34% annually or $32,500 per month
$200,000,001 - $350,000,000	0.285%
> $350,000,000	0.375%

Please retain this Supplement with your Prospectus and SAI for future reference.